Property and Equipment - Summary of Detailed Information about Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 6,619
Balance at end of year	5,048	$ 6,619
At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	16,357	15,554
Additions	256	1,297
Disposals		(494)
Balance at end of year	16,613	16,357
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	9,738	7,975
Depreciation	1,827	2,145
Disposals		(382)
Balance at end of year	11,565	9,738
Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	312
Balance at end of year	144	312
Software [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,355	1,060
Additions	4	295
Balance at end of year	1,359	1,355
Software [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,043	841
Depreciation	172	202
Balance at end of year	1,215	1,043
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	70
Balance at end of year	103	70
Computer Equipment [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	497	451
Additions	122	46
Balance at end of year	619	497
Computer Equipment [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	427	370
Depreciation	89	57
Balance at end of year	516	427
Field Equipment and Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,465
Balance at end of year	1,962	2,465
Field Equipment and Vehicles [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	6,645	6,822
Reclassification		(275)
Additions	20	98
Disposals		0
Balance at end of year	6,665	6,645
Field Equipment and Vehicles [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,180	3,761
Reclassification		(193)
Depreciation	523	612
Balance at end of year	4,703	4,180
Office Furniture and Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,665
Balance at end of year	2,793	3,665
Office Furniture and Leasehold Improvements [Member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	5,781	5,142
Reclassification		275
Additions	110	858
Disposals		(494)
Balance at end of year	5,891	5,781
Office Furniture and Leasehold Improvements [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,116	1,420
Reclassification		193
Depreciation	982	885
Disposals		(382)
Balance at end of year	3,098	2,116
Road [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	107
Balance at end of year	46	107
Road [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,079	2,079
Balance at end of year	2,079	2,079
Road [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,972	1,583
Depreciation	61	389
Balance at end of year	$ 2,033	$ 1,972